REVENUE	3 Months Ended
Mar. 31, 2022
REVENUE

18. REVENUE

The Company sub-classifies revenue within the following components: product revenue and services revenue. Product revenue comprises of sales of internally assembled multi-rotor helicopters, industrial aerial video systems, civilian small unmanned aerial systems or vehicles, and wireless video systems. Services revenue consists of fees charged for custom engineering, drone as a service work, and training and simulation consulting.

For the period ended March 31,	2022	2021
Product sales	$1,637,716	$1,129,307
Drone service	406,096	409,963
Services	750	466
	$2,044,562	$1,539,736

Geographic revenue segmentation is as follows:

For the three months ended March 31,	2022	2021
Canada	$1,467,830	$769,380
United States	576,732	770,356
	$2,044,562	$1,539,736

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)

18. REVENUE (CONT’D)

Non-current assets for each geographic segment are as follows:

As at March 31, 2022	Canada	United States
Goodwill	$2,166,564	$3,719,669
Property and equipment	293,179	-
Intangible assets	208,139	336,285
Investments	257,817	-
Notes receivable	786,055	1,143,432
Right of use assets	437,266	-
	$4,149,020	$5,199,386